Segmental analysis - Segmental assets (Details) - EUR (€) € in Millions	Sep. 30, 2023	Mar. 31, 2023
Non-current assets
Non-current assets	€ 83,781	€ 85,199
Common Functions
Non-current assets
Non-current assets	1,986	2,013
Germany
Non-current assets
Non-current assets	43,301	43,878
Italy
Non-current assets
Non-current assets	9,956	10,235
UK
Non-current assets
Non-current assets	6,638	6,629
Spain
Non-current assets
Non-current assets	5,991	6,331
Other Europe
Non-current assets
Non-current assets	7,586	7,815
Vodacom
Non-current assets
Non-current assets	6,789	6,796
Other Markets
Non-current assets
Non-current assets	€ 1,534	€ 1,502